Equity - Share based compensation (Details) - USD ($)	12 Months Ended		36 Months Ended	46 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2025	Mar. 08, 2021
Share purchase options
Maximum number of shares available for grant					4,280,530
Share based compensation	$ 2,943,458	$ 3,949,204
Minimum
Share purchase options
Vesting right percentage				0.00%
Maximum
Share purchase options
Vesting right percentage				200.00%
Share based compensation | Evergreen Incentive Stock Option Plan
Share purchase options
Options exercisable period	10 years
Number of days used to determine exercise price	5 days
Restricted Share Units
Share purchase options
Weighted average grant date fair value	$ 4.04	$ 5.66
Share based compensation	$ 949,619	$ 142,940	$ 744,231
Performance Share Units
Share purchase options
Weighted average grant date fair value	$ 2.97	$ 5.66
Total fair value of units awarded	$ 52,048	$ 60,845
Share based compensation	$ 510,321
Unvested compensation not yet recognized		$ 12,008
Deferred Share Units
Share purchase options
Share units granted	116,462	29,213
Grant date fair value of options granted	$ 398,549	$ 157,495
MPSU's
Share purchase options
Number of units awarded	$ 249,951
Weighted average grant date fair value	$ 6.99
Total fair value of units awarded	$ 1,750,000
PSUs and MPSUs
Share purchase options
Weighted average grant date fair value	$ 6.73	$ 5.66
Unvested compensation not yet recognized	$ 1,300,000